Net Loss Per Common Share (Details) - Schedule of Computation of Net Loss Per Common Share - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Computation of Net Loss Per Common Share [Abstract]
Common stock options	4,519,195	4,418,871
Common stock warrants	8,507,311	73,978
Unvested restricted stock units	58,197
Unvested restricted stock		54,566
Potentially dilutive securities	13,084,703	4,547,415